Document And Entity Information	Mar. 22, 2022
Document Information Line Items
Entity Registrant Name	AEI INCOME & GROWTH FUND XXI LIMITED PARTNERSHIP
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000931755
Document Period End Date	Mar. 22, 2022
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	MN
Entity File Number	000-29274
Entity Tax Identification Number	41-1789725
Entity Address, Address Line One	30 East 7th Street, Suite 1300
Entity Address, City or Town	St. Paul
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55101
Local Phone Number	___________________________651-227-7333______________________________
City Area Code	___________________________651-227-7333______________________________
Entity Information, Former Legal or Registered Name	_____________________________Not Applicable______________________________
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false